Rule 497(e)
                                               File Nos. 33-34841 and 811-6011


                              The Montgomery Funds

                        Supplement dated May 16, 2002 to
                        Prospectus dated October 31, 2001

                            For Class P Shareholders
                            ------------------------

For the Montgomery Short Duration Government Bond Fund and the Montgomery Government Money Market Fund only:
Effective immediately, Class P shares of the Montgomery Short Duration Government Bond Fund and the Montgomery Government Money Market Fund will no longer be offered.

For the Montgomery Balanced Fund only:
Purchases are no longer being accepted into the Class P shares of the Montgomery Balanced Fund. The Fund will close prior to the end of the third quarter of 2002 and the assets of the Fund will be returned to shareholders. The Fund reserves the right to redeem in-kind.





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                                                                   Rule 497(e)
                                               File Nos. 33-34841 and 811-6011



                              The Montgomery Funds

                        Supplement dated May 16, 2002 to
                        Prospectus dated October 31, 2001

                            For Class R Shareholders:
                            -------------------------

For the Montgomery California Tax-Free Money Fund, the Montgomery Federal Tax-Free Money Fund and the Montgomery California Tax-Free Intermediate Bond
Fund:
Effective May 16, 2002, purchases will no longer be accepted into the Class R shares of the Montgomery California Tax-Free Money Fund, the Montgomery Federal Tax-Free Money Fund and the Montgomery California Tax-Free Intermediate Bond Fund. These three Funds will close in June 2002 and their assets will be returned to shareholders unless they should choose to exchange their shares into another Montgomery Fund.

For the Montgomery Short Duration Government Bond Fund and the Montgomery Government Money Market Fund only:
Class R shares of the Montgomery Short Duration Government Bond Fund will be closing in the second quarter of 2002 to new direct investors. However, existing shareholders of the Montgomery Short Duration Government Bond Fund will continue to be able to make additional purchases into their accounts.

For the Montgomery International Focus Fund only:
Purchases are no longer being accepted into the Class R shares of the Montgomery International Focus Fund. The Montgomery International Focus Fund will close on May 31, 2002 and its assets will be returned to shareholders unless they should choose to exchange their shares into another Montgomery Fund.

For the Montgomery Emerging Asia Fund only:
Purchases are no longer being accepted into the Class R shares of the Montgomery Emerging Asia Fund. Additionally, the Board of Trustees has approved the proposed reorganization of the Montgomery Emerging Asia Fund into the Montgomery Emerging Markets Focus Fund. A Notice of a Special Meeting of Shareholders and a proxy statement seeking shareholder approval for this reorganization will be sent to shareholders in mid-May 2002. If the reorganization is approved by shareholders, the Montgomery Emerging Asia Fund will close no later than June 30, 2002.

For the Montgomery Balanced Fund only:
Purchases are no longer being accepted into the Class R shares of the Montgomery Balanced Fund. The Fund will close prior to the end of the third quarter of 2002 and the assets of the Fund will be returned to shareholders. The Fund reserves the right to redeem in-kind.